Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease
Schedule of right-of-use asset and lease information

	Years ended
	December 31,
	2025	2024
The components of lease expense were as follows:
Operating lease cost	$190,068	$85,992
Short-term lease cost	86,131	75,252
Variable lease cost	21,156	22,125
Total lease cost	$297,355	$183,369

Schedule of supplemental cash flow information related to leases

	Years ended
	December 31,
	2025	2024
Cash paid for operating cash flows from operating leases	$220,224	$98,917
Right-of-use asset obtained in exchange for new operating lease liabilities	$865,218	$–

Weighted-average remaining lease term - operating leases (year)	4.25	0.58
Weighted-average discount rate — operating leases	7.00%	6.50%

Schedule of maturities of lease liabilities

Year ending December 31,
2026	$195,412
2027	203,228
2028	211,357
2029	219,812
Thereafter	55,486
885,295
Less: Imputed interest	(120,084)
Operating lease liabilities	$765,211